CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY - CNY (¥) ¥ in Thousands	Ordinary shares Class A ordinary shares	Ordinary shares Class B ordinary shares	Ordinary shares Series B-3 Convertible Redeemable Preferred Stock	Ordinary shares Series B-4 Convertible Redeemable Preferred Stock	Ordinary shares Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares	Ordinary shares Series C-2 Convertible Redeemable Preferred Stock	Ordinary shares	Additional paid-in capital Series B-3 Convertible Redeemable Preferred Stock	Additional paid-in capital Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares	Additional paid-in capital	Treasury stock	Accumulated deficit Series B-3 Convertible Redeemable Preferred Stock	Accumulated deficit Series B-4 Convertible Redeemable Preferred Stock	Accumulated deficit Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares	Accumulated deficit Series C-2 Convertible Redeemable Preferred Stock	Accumulated deficit	Accumulated other comprehensive income/loss	Non-controlling interests	Series B-3 Convertible Redeemable Preferred Stock	Series B-4 Convertible Redeemable Preferred Stock	Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares	Series C-2 Convertible Redeemable Preferred Stock	Total
Balance, beginning of the year at Dec. 31, 2018							¥ 184									¥ (486,027)	¥ 231						¥ (485,612)
Balance, beginning of the year (in shares) at Dec. 31, 2018							308,686,012
Increase (Decrease) in Stockholders' Equity
Net loss																(25,755)		¥ (156)					(25,911)
Share-based compensation										¥ 64,387													64,387
Share-based compensation (in shares)							1,609,789
Share repurchase											¥ (2,333)												(2,333)
Share repurchase (in shares)							(2,561,468)				2,561,468
Re-designation of ordinary shares into Class A and Class B ordinary shares upon initial public offering	¥ 81	¥ 66					¥ (147)
Re-designation of ordinary shares into Class A and Class B ordinary shares upon initial public offering (in shares)	141,766,682	96,082,700					(237,849,382)
Re-designation of Preferred Shares into Class A ordinary shares upon initial public offering	¥ 508									1,877,739													1,878,247
Re-designation of Preferred Shares into Class A ordinary shares upon initial public offering (in shares)	726,015,520
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares										(1,409)						(25,378)							(26,787)
Re-designation of ordinary shares			¥ (10)	¥ (7)	¥ (11)	¥ (9)		¥ (1,157)	¥ (25,749)			¥ (28,799)	¥ (20,261)	¥ (284,224)	¥ (36,968)				¥ (29,966)	¥ (20,268)	¥ (309,984)	¥ (36,977)
Re-designation of ordinary shares (in shares)			(17,215,818)	(11,643,239)	(28,480,894)	(12,545,000)
Share issuance upon initial public offering, net of issuance costs	¥ 24									86,214													86,238
Share issuance upon initial public offering, net of issuance costs (in shares)	34,500,000
Accretion on redeemable non-controlling interests to redemption value																(1,808)							(1,808)
Accretions of convertible redeemable preferred shares to redemption value																(449,130)							(449,130)
Shareholder's contribution										242													242
Capital injection from non-controlling interests																		6,895					6,895
Foreign currency translation adjustment																	(3,285)						(3,285)
Balance, end of the year at Dec. 31, 2019	¥ 613	¥ 66								2,000,267	¥ (2,333)					(1,358,350)	(3,054)	6,739					643,948
Balance, end of the year (in shares) at Dec. 31, 2019	902,282,202	96,082,700									2,561,468
Increase (Decrease) in Stockholders' Equity
Net loss																(280,231)		889					(279,342)
Share-based compensation										39,277													39,277
Share repurchase											¥ (11,748)												(11,748)
Share repurchase (in shares)	(12,996,125)										12,996,125
Capital injection from non-controlling interests																		520					520
Foreign currency translation adjustment																	(4,843)						(4,843)
Issuance of ordinary shares upon exercise of share-based awards	¥ 8																						8
Issuance of ordinary shares upon exercise of share-based awards (in shares)	12,138,965
Cancellation of share-based awards	(250,447)
Others										1,149													1,149
Balance, end of the year at Dec. 31, 2020	¥ 621	¥ 66					¥ 0			2,040,693	¥ (14,081)					(1,638,581)	(7,897)	8,148					388,969
Balance, end of the year (in shares) at Dec. 31, 2020	901,174,595	96,082,700					0				15,557,593
Increase (Decrease) in Stockholders' Equity
Net loss																(89,571)		(1,038)					(90,609)
Share-based compensation										15,018													15,018
Share repurchase											¥ (5,780)												(5,780)
Share repurchase (in shares)	(6,646,700)										6,646,700
Capital injection from non-controlling interests																		750					750
Foreign currency translation adjustment																	(1,090)						(1,090)
Issuance of ordinary shares upon exercise of share-based awards	¥ 7									(6,263)	¥ 6,263												7
Issuance of ordinary shares upon exercise of share-based awards (in shares)	10,556,462										(6,002,675)
Cancellation of share-based awards	(1,298,199)
Balance, end of the year at Dec. 31, 2021	¥ 628	¥ 66								¥ 2,049,448	¥ (13,598)					¥ (1,728,152)	¥ (8,987)	¥ 7,860					¥ 307,265
Balance, end of the year (in shares) at Dec. 31, 2021	903,786,158	96,082,700									16,201,618